Related party transactions - Transactions with other related parties (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Consultancy and management service income	$ 468,000	$ 468,000
Rental expense	360,000	0
Sales and marketing service income	$ 420,916	$ 238,328